Impairment reviews - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment of Goodwill	€ 35,949	€ 0	€ 0
Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.01)
Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.01
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Cash flow projections, period for estimates (in years)	5 years
Jumpman | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 50,400
Jumpman | Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 6,600
DGC
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Cash flow projections, period for estimates (in years)	9 years
Amount by which unit's recoverable amount exceeds its carrying amount	€ 65,600
Impairment of Goodwill	35,900
DGC | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment of Goodwill	7,700
DGC | Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment of Goodwill	€ 14,700
Betway
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Cash flow projections, period for estimates (in years)	8 years
Betway | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 25,800
Betway | Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 4,700